Share based compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share based compensation
Number Of Stock Options, Outstanding, Beginning	461,320	358,660	421,000
Number Of Stock Options, Granted	2,716,500	134,060	62,660
Number of stock Options, Forfeited	(100,000)
Number Of Stock Options, Expired	(150,000)		(125,000)
Number Of Stock Options, Cancelled		31,400
Number Of Stock Options, Outstanding, Ending	2,927,820	461,320	358,660
Number Of Stock Options, Exercisable	877,820	461,320	358,660
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.51	$ 0.56	$ 0.83
Weighted Average Exercise Price, Granted	0.22	0.40	0.56
Weighted Average Exercise Price, Forfeited	(0.22)	0
Weighted Average Exercise Price, Expired	(0.59)	0	(1.48)
Weighted Average Exercise Price, Cancelled	0	0.51
Weighted Average Exercise Price, Outstanding, Ending	0.25	0.51	0.56
Weighted Average Exercise Price, Exercisable	$ 0.32	$ 0.51	$ 0.56